INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Total	$ 14,187	$ 15,845
North American Residential Energy Infrastructure Operation
Disclosure of information for cash-generating units [line items]
Total	3,161	3,267
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,547	2,970
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	1,896	2,050
North American Rail Operation
Disclosure of information for cash-generating units [line items]
Total	1,702	1,732
European Residential Decarbonization Infrastructure Business
Disclosure of information for cash-generating units [line items]
Total	1,215	1,198
Global Intermodal Logistics Operation
Disclosure of information for cash-generating units [line items]
Total	693	704
Indian Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	640	652
U.K. Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	559	563
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	270	272
Other
Disclosure of information for cash-generating units [line items]
Total	655	1,800
Brazilian Electricity Transmission Operation
Disclosure of information for cash-generating units [line items]
Total	444	505
North American Retail Colocation Data Center Operation
Disclosure of information for cash-generating units [line items]
Total	$ 405	$ 132